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                           U.S. SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                         FORM 24F-2

                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2

                   Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.   Name and address of issuer:    Sun Life Assurance Company of Canada (U.S.)
                                    One Sun Life Executive Park
                                    Wellesly Hills, MA 02181


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2.   Name of each series or class of funds for which this notice is filed:

                                      SERIES
                                      ------

                   Sun Life Assurance Company of Canada (U.S.)
                       Capital Appreciation Variable Account



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3.   Investment Company Act File Number:  811-3561


     Securities Act File Number:  33-19632
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4.   Last day of fiscal year for which this notice is filed:  December 31, 1996

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                              /     /
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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     Not Applicable
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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0


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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  0

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9.   Number and aggregate sale price of securities sold during the fiscal year:

10,069,916 shares were sold for an aggregate sale price of $224,100,016.
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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

10,069,916 shares were sold for an aggregate sale price of $224,100,016.
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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

     As permitted by instruction B.7, DRIP shares are included in the securities reported in Item 9.
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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold            $224,100,016
          during the fiscal year in reliance on              ______________
          rule 24f-2 (from Item 10):

     (ii) Aggregate price of shares issued in                + (included in (i))
          connection with dividend reinvestment              ______________
          plans (from Item 11, if applicable):

     (iii)Aggregate price of shares redeemed or              -222,065,278
          repurchased during the fiscal year                 ______________
          (if applicable):

     (iv) Aggregate price of shares redeemed or              +     0
          repurchased and previously applied as a            ______________
          reduction to filing fees pursuant to rule
          24e-2 (if applicable):

     (v)  Net aggregate price of securities sold and        $2,034,738
          issued during the fiscal year in                   ______________
          reliance  of rule 24f-2  [line (i),
          plus line (ii),  less line (iii),
          plus line (iv)] (if applicable):

     (vi) Multiplier prescribed by Section 6(b) of the       X 1/33 of 1%
          Securities Act of 1933 or other applicable law     ______________
          or regulation (see Instruction C.6):

     (vii)Fee due [line (i) or line (v) multiplied by        $616.59
          line (vi)]:                                        ==============

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3(a)).

                                                              /   X   /
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997
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                                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY
                           ------------------------------------------------

              James R. Bordewick, Jr., Assistant Secretary
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Date:  February 27, 1997
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*Please print the name and title of the signing officer below the signature.
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February 27, 1997


Sun Life Assurance Company of Canada (U.S.)
Capital Appreciation Variable Account
Wellesley Hills,  Massachusetts   02181

Gentlemen:

I have acted as counsel for Sun Life Assurance Company of Canada (U.S.) Capital Appreciation Variable Account (the "Account") in connection with its organization, the proposed issuance of its units, and the preparation of the Registration Statement on Form N-3 (File No. 33-19632) filed by the Account under the Securities Act of 1933 and the Investment Company Act of 1940 (the "Registration Statement").

I understand that pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Account has registered an indefinite number of units of beneficial interest under the Securities Act of 1933.

I further understand that the Account intends to file a notice pursuant to Rule 24f-2 making definite the registration of 10,069,916 units of the Account sold in reliance upon said Rule 24f-2 during the fiscal year ended December 31, 1996 (the "Units").

I have examined the governing instruments of the Account and a resolution of the Account's governing body authorizing the issuance of units of the Account. I have also examined a certificate of the Treasurer of the Account to the effect that the Account received the cash consideration for each of the Units in accordance with the terms of such resolution. In addition, I have made such examination of law and have examined such other records and documents as I have deemed appropriate in giving this opinion.

I am of the opinion that all necessary Account action precedent to the issue of all the authorized but unissued units of the Account, including the Units, has been duly taken, and that all such Units were legally and validly issued, and are fully paid and non-assessable. I express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state laws regulating the sale of securities in connection with sales of the Units.
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I  consent  to your  filing  this  opinion  with  the  Securities  and  Exchange
Commission together with the Rule 24f-2 Notice referred to above.

Very truly yours,

DAVID D. HORN, ESQ.

David D. Horn, Esq.
Senior Vice President and
General Manager
Sun Life Assurance Company
of Canada (U.S.)
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February 27, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re: Rule 24f-2 Notice for Sun Life Assurance Company of Canada (U.S.) Capital Appreciation Variable Account
         (File Nos.:  811-3561, 33-19632)

Ladies and Gentlemen:

Enclosed on behalf of the Account for filing pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 are the following:

1. One copy of the Account's Rule 24f-2 Notice with respect to its fiscal year ended December 31, 1996.

2. One copy of an opinion of counsel as required by Rule 24f-2(b)(1).

3. In accordance with subsection (c) of Rule 24f-2, the registration fee of $616.59 has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania
   (wire reference #0227002042)

Please contact me collect at 617-954-5827 should you have any questions concerning this Notice.

Very truly yours,

MARK D. KAPLAN

Mark D. Kaplan
Regulatory Affairs Manager

Enclosures